Organization, Consolidation and Presentation Of Financial Statements	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation Of Financial Statements
1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS
Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.”
As of December 31, 2019, the Company has subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Hong Kong, Japan, Cayman Islands and British Virgin Islands (“BVI”). As of December 31, 2019, the Company also effectively controls a number of variable interest entities (“VIEs”) through the Primary Beneficiaries, as defined below. The VIEs include:
•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”), controlled by the Company;
•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”), controlled by the Company;
•	Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”), and other VIEs controlled by iQIYI, Inc. (“iQIYI VIEs”); and
•	Other VIEs controlled by the Company or the Company’s subsidiaries .
The Group offers online marketing services, operates
AI-powered
new business initiatives, and operates an online video platform offering membership services of its content library and online marketing services. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own, but conducts its primary business operations through its subsidiaries and VIEs in the PRC.
PRC laws and regulations prohibit or restrict foreign ownership of internet content, advertising, audio and video services, and mobile application distribution businesses, etc. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides services subject to such restriction in the PRC through the VIEs, the PRC legal entities that were established or whose equity shares were held by the individuals authorized by the Group. The paid-in
 capital of the VIEs was mainly funded by the Company or its subsidiaries through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company or its subsidiaries has entered into proxy agreements or powers of attorney and exclusive equity purchase option agreement with the VIEs and nominee shareholders of the VIEs through the Company or its subsidiaries (“Primary Beneficiaries”), which give the Primary Beneficiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries in the PRC, which obligate the Primary Beneficiaries to absorb losses or receive economic benefits of the VIEs’ that could potentially be significant to the VIEs or entitle the Primary Beneficiaries to receive economic benefits from the VIEs that could potentially be significant to the VIEs. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries or their wholly-owned subsidiaries, including loan agreements for the paid-in
 capital of the VIEs and equity pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.
Despite the lack of legal majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries, by themselves or their wholly-owned subsidiaries in the PRC, demonstrate their ability and intention to continue to exercise the ability to absorb losses or receive economic benefits that could potentially be significant to the
VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) Topic 810,
 Consolidation
.
Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations.
The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Primary Beneficiaries before the amendments made in March 2018 are further described below.
Loan Agreements
Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”), one of the Company’s subsidiaries, Baidu Online provided interest-free loans in an aggregate amount of RMB13.4 billion (US$1.9 billion) to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from the sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The term of the loan agreements will expire on July 9, 2029 and August 19, 2029, and can be extended with the written consent of both parties before its expiration.
Pursuant to loan agreements amongst the shareholders of Baidu Perusal and Baidu Online, the amount of loans extended to the respective shareholders of Beijing Perusal is RMB3.2 billion (US$459 million). The term of the loan agreements will expire on March 30, 2028 and October 29, 2029, and can be extended with the written consent of both parties before its expiration. Each of the loan agreements amongst Baidu Online or other subsidiaries and the respective shareholders of Beijing Perusal or other VIEs, including iQIYI VIEs
,
contains substantially the same terms as those described above, except that the amount of the loans and the contract expiration date varies.
Exclusive Equity Purchase and Transfer Option Agreement
Pursuant to the exclusive equity purchase and transfer option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person(s) in connection with the purchased equity interest. Baidu Online or its designated person(s) have sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions made by Baidu Netcom to its shareholders should be repaid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom if, in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person(s) or upon expiration of the term of business of Baidu Online or Baidu Netcom.
Each of the
exclusive
equity purchase and transfer option agreements amongst Baidu Online or other subsidiaries, Beijing Perusal and their shareholders, or other VIE and their shareholders contains substantially the same terms as those described above. Each of the agreements will terminate upon the transfer of all the equity interests held by the shareholders of Beijing Perusal or other VIEs, including iQIYI VIEs, as the case may be, to Baidu Online or its designated
person(s) or upon expiration of the term of business of Baidu Online, Beijing Perusal or other VIEs, including iQIYI VIEs.
Commitment Letters
Pursuant to the commitment letter dated January 30, 2013, under the condition that Beijing iQIYI remains as a consolidated affiliated entity of iQIYI under United States generally accepted accounting principles (“U.S. GAAP”) and the relevant contractual arrangements remain in effect, iQIYI commits to provide unlimited financial support to Beijing iQIYI, if Beijing iQIYI requires any form of reasonable financial support for its normal business operations. If Beijing iQIYI incurs any losses and as a result cannot repay its loans from iQIYI and Beijing QIYI Century Science & Technology Co., Ltd (“Beijing QIYI Century”), one of iQIYI’s subsidiaries, iQIYI and Beijing QIYI Century would unconditionally forgive their loans to Beijing iQIYI, if Beijing iQIYI provides sufficient proof for its loss and incapacity to repay.
The commitment letters executed by other iQIYI VIEs contain terms similar to the terms described above.
Proxy Agreement/Power of Attorney
Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Baidu Netcom to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact
to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.
Each of the proxy agreements or shareholder voting rights trust agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal and other VIEs contains substantially the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online or other subsidiaries
. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal or other VIEs
,

including iQIYI VIEs
,

holds any equity interests in Beijing Perusal or other VIEs
,
 including iQIYI VIEs
, as the case may be.
Operating Agreement
Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the power to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. In return, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating
to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of Baidu Online or Baidu Netcom expires and extension is denied by the relevant approval authorities.
Each of the operating agreements amongst Baidu Online or other subsidiaries, Beijing Perusal and their shareholders or other VIEs including iQIYI VIEs and their shareholders contains substantially the same terms as those described above. Each of the agreements will be in effect for an unlimited term, until the term of business of Baidu Online, Beijing Perusal or other VIEs
,
including iQIYI VIEs
,
expires and extension is denied by the relevant approval authorities.
Exclusive Technology Consulting and Services Agreement
Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and
e-commerce
technical services to Baidu Netcom. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom agrees to pay service fees to Baidu Online and Baidu Online has the right to adjust the service fees at its sole discretion without the consent of
Baidu
Netcom
. The agreement will be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Each of the exclusive technology consulting and services agreements between Baidu Online or other subsidiaries and Beijing Perusal or other VIEs, including iQIYI VIEs, contains substantially the same terms as those described above, except the basis of determining the service fees may differ.
License Agreements
Baidu Online and Baidu Netcom entered into a software license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license and a web layout copyright license. Baidu Netcom may only use the licenses in its own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The software license agreement and web layout copyright license agreement were renewed since their original expiration and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Baidu Online entered into web layout copyright license agreements with Beijing Perusal. Each of the license agreements between the Baidu Online and Beijing Perusal or other VIEs contains substantially the same terms as those described above. Each of the web layout copyright license agreements was renewed in 2013 and would be in effect for an unlimited term, until the term of business of one party expires and extension is denied by the relevant approval authorities.
Pursuant to the trademark license agreement and the software usage license agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century granted a non-exclusive and non-transferable license, without sublicensing rights, to Beijing iQIYI to use its trademarks and software. Beijing iQIYI may only use the licenses in its own business operations. Beijing QIYI Century has the right to adjust the service fees at its sole discretion. The initial term of the two agreements is five years and the software usage license agreement may be extended upon the written consent of Beijing QIYI Century. The trademark license agreement is automatically extended for successive one-year periods after its expiration unless Beijing QIYI Century early terminates the agreement in accordance with the provisions of the agreement. The software usage license agreement was extended for another five years after its initial term.
Business Cooperation Agreement
Pursuant to the business cooperation agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing iQIYI agrees to provide Beijing QIYI Century with services, including internet information services, online advertising and other services reasonably necessary within the scope of Beijing QIYI Century’s business. Beijing iQIYI agrees to use, technology services provided by Beijing QIYI Century on its website, including but not limited to, P2P download and video on-demand systems. Beijing QIYI Century agrees to pay specified service fees to Beijing iQIYI as consideration for the internet information services and other services provided by Beijing iQIYI. Beijing iQIYI has the right to waive the service fees at its discretion. The term of this agreement is ten
years and can be renewed at Beijing QIYI Century’s discretion.
Equity Pledge Agreement
Pursuant to the equity pledge agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and services agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and services agreement and the loan agreement.
Each of the equity pledge agreements amongst Baidu Online or other subsidiaries and the shareholders of Beijing Perusal or other VIEs
,
including iQIYI VIEs
,
contains substantially the same terms, including its term to expiration, as those described above.
Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb losses or receive economic benefits of the VIEs that could potentially be significant to the VIEs through providing unlimited financial support to the VIEs or is entitled to receive economic benefits from the VIEs that could potentially be significant to the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.
Through the Contractual Arrangements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in iQIYI VIEs to iQIYI. In addition, through the other exclusive agreements, which consist of the operation agreements, business cooperating agreement, exclusive technology consulting and services
agreements and trademark and software usage license agreements, iQIYI, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from iQIYI VIEs that potentially could be significant to iQIYI VIEs. Lastly, through the commitment letters, iQIYI has the obligation to absorb losses of iQIYI VIEs that could potentially be significant to iQIYI VIEs. Therefore, iQIYI is considered the primary beneficiary of iQIYI VIEs and consolidates iQIYI VIEs and their subsidiaries.
In March 2018, the contractual agreements for certain VIEs, including Baidu Netcom and Beijing Perusal, were amended to include the following terms:
a.	Exclusive equity purchase and transfer option agreement
The Company has (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of the equity interests in the VIE or all or part of the assets held by the VIE, (ii) an exclusive right to cause the nominee shareholders to transfer their equity interest in the VIE to the Company or any designated person and (iii) an obligation to provide unlimited financial support to the VIEs when the VIEs become in need of any form of reasonable financial support in the normal operation of business. If the VIEs were to incur any loss and as a result cannot repay any loans from the Company, the Company will unconditionally forgive any such loans to the VIEs upon provision by the VIEs of sufficient proof for its loss and incapacity to repay.
b.	Proxy Agreements/Power of Attorney
The appointment of any individuals to exercise the powers and rights assigned pursuant to the Proxy Agreement requires the approval of the Company. All the activities in relation to such powers and rights assigned are directed and approved by the Company. The shareholders of the VIEs agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of the VIEs to the person(s) designated by the Company. The shareholders of the VIEs have each executed an irrevocable power of attorney to appoint the person(s) designated by the Company as their attorney-in-fact
 to vote on their behalf on all matters requiring shareholder approval.
As a result, the power and the rights pursuant to the Proxy Agreements have since been effectively reassigned from Baidu Online to the Company which has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance. The Company or its subsidiaries is also obligated to absorb the expected
losses or receive economic benefits of the VIE through the agreements mentioned above. Therefore, the Company has replaced Baidu Online as the Primary Beneficiary of Baidu Netcom and Beijing Perusal since March 2018. As the VIEs were subject to indirect control by the Company through its subsidiaries immediately before and direct control immediately after the contractual agreements were amended, the change of the primary beneficiary of the VIEs was accounted for as a common control transaction based on the carrying amount of the net assets transferred.
In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the performance of the VIEs and their shareholders is in compliance with the articles of association and business licenses of the VIEs.
However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to breach the existing terms of the aforementioned agreements.
In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.
The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries were included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Assets
Cash and cash equivalents	1,895	2,313	332
Short-term investments	2,912	1,892	272
Accounts receivable, net	3,750	5,023	722
Others	4,275	5,759	827

Total current assets	12,832	14,987	2,153

Fixed assets, net	4,183	3,839	551
Intangible assets, net	4,032	3,076	442
Long-term investments, net	18,923	21,825	3,135
Operating lease right-of-use assets	—	6,525	937
Others	12,639	12,325	1,770

Total non-current assets	39,777	47,590	6,835

Total	52,609	62,577	8,988

Liabilities
Accounts payable and accrued liabilities	13,889	15,774	2,266
Customer deposits and deferred revenue	3,704	4,841	695
Operating l ease liabilities	—	2,110	303
Others	1,219	1,967	283

Total current third-party liabilities	18,812	24,692	3,547
Operating l ease liabilities	—	4,227	607
Others	2,417	2,068	297
Total non-current third-party liabilities	2,417	6,295	904
Amounts due to the Company and its non-VIE subsidiaries, net	22,398	17,121	2,459

Total	43,627	48,108	6,910

Certain
figures
included in “Third-party liabilities” and “Inter-company liabilities” have been reclassified to “Amounts due to the Company and its non-VIE subsidiaries” in the table above to conform to the current year presentation.

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	29,208	33,992	51,988	7,468
Net loss	(626)	(6,834)	(2,950)	(424)
Net cash provided by operating activities	3,698	2,396	1,649	237
Net cash used in by investing activities	(5,725)	(16,674)	(4,829)	(694)
Net cash provided by financing activities	2,985	11,916	3,604	518
As of December 31, 2019, there w
ere
 no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs, other than aforementioned in the equity pledge agreements and collateralization of a VIE’s office building or restricted cash as described in Note 10. The amount of the net assets of the VIEs was RMB
14.5
 billion (US$
2.1
billion) as of December
31
,
2019
. The creditors of the VIEs’ third-party liabilities did
not
have recourse to the general credit of the Company in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs during the years presented.
Basis of Presentation
The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of the VIEs. All inter-company transactions and balances between the Company, its subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.
Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations and amounts of variable considerations of revenue contracts, accounts receivable and contract assets allowances, credit loss allowance for micro loan receivables, fair values of certain debt and equity investments, fair values of retained interests related to disposed entities, amortization and useful lives of licensed copyrights and produced content, ultimate revenue of produced content, fair value of nonmonetary content exchanges, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of noncontrolling interests and redeemable noncontrolling interests with respect to business combinations, deferred tax valuation allowance and the valuation and recognition of share-based compensation arrangements, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which
form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US dollar $ (USD) for the convenience of the reader have
been calculated at the exchange rate

of
 RMB6.9618 per US$
1.00
on December 31, 2019
, the last business day in fiscal year 2019
, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.